Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Total Payments
Total	$ 17,380,000	$ 17,380,000
BRAZIL
Total	17,380,000	17,380,000
BRAZIL | Federal Government of Brazil [Member]
Total	15,190,000	15,190,000
BRAZIL | State Government of Minas Gerais [Member]
Total	1,550,000	1,550,000
BRAZIL | Municipality of Itinga [Member]
Total	$ 640,000	$ 640,000